Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	$ 1	$ 1
Maximum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	46	53
Conduit [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	28	35
Tender Option Bond Program [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	2,300	2,900
Liabilities related to consolidated VIEs	2,200	2,700
Community Development and Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Federal and state income tax credits recognized in tax expense	733	773	$ 758
Expense related to investments	698	771	934
Investment tax credits	1,200	937	780
Expenses related to investments recognized in tax expense	261	258	$ 297
Investment carrying amount	5,257	4,259
Maximum exposure to loss	9,436	8,393
Assets related to consolidated VIEs	3,000	2,700
Liabilities related to consolidated VIEs	2,200	2,000
Private Investment Funds and Partnerships [Member]
Variable Interest Entity [Line Items]
Investment carrying amount	32	94
Maximum exposure to loss	$ 47	$ 105